Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Property, Plant, and Equipment [Line Items]
Balance, December 31,2024	$ 12,541,930		$ 9,944,846
Additions	3,835,897		2,597,084
Retirement	(1,190,202)
Balance, December 31,2025	15,167,626		12,541,930
Balance, December 31,2024	3,106,022		480,514
Change for the year	(715,329)	[1]	2,625,508
Balance, December 31,2025	6,637,411		3,106,022
Balance	8,530,215	[1]	9,435,908	[1]	$ 9,464,332	[2]
Land [Member]
Property, Plant, and Equipment [Line Items]
Balance, December 31,2024	1,896,292		1,208,949
Additions			687,343
Retirement
Balance, December 31,2025	1,896,292		1,896,292
Balance	1,896,292		1,896,292		1,208,949
Plant [Member]
Property, Plant, and Equipment [Line Items]
Balance, December 31,2024	2,384,687		2,132,511
Additions	220,354		252,176
Retirement
Balance, December 31,2025	2,585,041		2,384,687
Balance, December 31,2024	526,078		71,907
Change for the year			454,171
Balance, December 31,2025	1,026,860		526,078
Balance	1,558,181		1,858,609		2,060,604
Mining Equipment [Member]
Property, Plant, and Equipment [Line Items]
Balance, December 31,2024	8,127,643		6,470,078
Additions	3,615,543		1,657,565
Retirement	(1,190,202)
Balance, December 31,2025	10,552,984		8,127,643
Balance, December 31,2024	2,458,739		323,504
Change for the year			2,135,235
Balance, December 31,2025	5,477,243		2,458,739
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Balance, December 31,2024	133,308		133,308
Additions
Retirement
Balance, December 31,2025	133,308		133,308
Balance, December 31,2024	121,205		85,103
Change for the year			36,102
Balance, December 31,2025	133,308		121,205
Balance			12,103		48,206
Equipment [Member]
Property, Plant, and Equipment [Line Items]
Change for the year	(715,329)
Balance	$ 5,075,742		$ 5,668,904		$ 6,146,574

[1]	The depreciation of $3,531,389 includes the depreciation from site and miners ($3,519,286) and the depreciation from vehicles ($12,103). The vehicles depreciation are included in administrative expenses due to office purposes.
[2]	The difference from the balance at the end of 2023 is $1,235, which is caused by a different depreciation method from the reclassification of a $24,700 fixed asset.